UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Balanced Portfolio

The schedules are not audited.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 50.8%
		Consumer Discretionary: 5.8%
1,200		Aisin Seiki Co., Ltd.	$65,488	0.0
1,829	(1)	Amazon.com, Inc.	2,647,185	0.6
4,039		Aramark	159,783	0.0
1,569	(1)	Autozone, Inc.	1,017,795	0.3
43,981		Barratt Developments PLC	327,276	0.1
3,789		Berkeley Group Holdings PLC	201,421	0.1
4,192	(2)	Big Lots, Inc.	182,478	0.0
7,535	(2)	Brinker International, Inc.	272,013	0.1
5,229		Brunswick Corp.	310,550	0.1
10,845		Burberry Group PLC	258,506	0.1
7,470	(1)	Burlington Stores, Inc.	994,630	0.2
10,454		CBS Corp. - Class B	537,231	0.1
1,782	(2)	Cheesecake Factory	85,928	0.0
2,189		Cie Generale des Etablissements Michelin	324,066	0.1
30,902		Comcast Corp. – Class A	1,055,921	0.3
214	(2)	Cracker Barrel Old Country Store, Inc.	34,069	0.0
10,609		Dana, Inc.	273,288	0.1
1,039	(1)	Deckers Outdoor Corp.	93,541	0.0
3,901		Dick's Sporting Goods, Inc.	136,730	0.0
8,425	(1)	Dollar Tree, Inc.	799,533	0.2
5,237	(2)	Domino's Pizza, Inc.	1,223,154	0.3
1,730		Electrolux AB	54,632	0.0
4,913	(2)	Flight Centre Travel Group Ltd.	216,278	0.1
17,000		Galaxy Entertainment Group Ltd.	156,038	0.0
20,834		Gap, Inc.	650,021	0.2
193		Graham Holdings Co.	116,234	0.0
6,900		Hakuhodo DY Holdings, Inc.	95,249	0.0
7,228		Hasbro, Inc.	609,320	0.2
9,206		Home Depot, Inc.	1,640,877	0.4
2,517		Hugo Boss AG	219,273	0.1
1,637		Jack in the Box, Inc.	139,685	0.0
1,202		John Wiley & Sons, Inc.	76,567	0.0
8,558		KB Home	243,475	0.1
7,131	(1)	Live Nation Entertainment, Inc.	300,500	0.1
21,237		Lowe's Cos, Inc.	1,863,547	0.5
1,901		LVMH Moet Hennessy Louis Vuitton SE	585,838	0.1
1,048		Marriott International, Inc.	142,507	0.0
11,600		Mazda Motor Corp.	155,136	0.0
10,179	(1)	Michaels Cos, Inc.	200,628	0.1
2,250		Next PLC	150,410	0.0
98	(1)	NVR, Inc.	274,400	0.1
37,983		Office Depot, Inc.	81,663	0.0
13,900		Panasonic Corp.	199,611	0.0
898		Pandora A/S	97,160	0.0
7,304		Persimmon PLC	259,235	0.1
16,111		Peugeot S.A.	387,943	0.1
10,387		Ralph Lauren Corp.	1,161,267	0.3
3,491		Renault S.A.	423,626	0.1
2,805		Service Corp. International	105,861	0.0
700		Shimamura Co., Ltd.	87,282	0.0
16,778		Tapestry, Inc.	882,691	0.2
127,751		Taylor Wimpey PLC	330,964	0.1
2,666		TEGNA, Inc.	30,366	0.0
1,233		Thor Industries, Inc.	142,005	0.0
3,261		Vail Resorts, Inc.	722,964	0.2
10,152		WPP PLC	161,331	0.0
			23,965,170	5.8

		Consumer Staples: 4.0%
11,573		British American Tobacco PLC	668,997	0.2
17,943		Church & Dwight Co., Inc.	903,610	0.2
24,239		Coca-Cola Co.	1,052,700	0.3
17,328		Diageo PLC	586,027	0.1
3,349		Energizer Holdings, Inc.	199,533	0.1
1,735	(1)	Essity AB	47,964	0.0
2,857		Flowers Foods, Inc.	62,454	0.0
3,522		Heineken Holding NV	363,152	0.1
12,301		Imperial Brands PLC	418,842	0.1
2,472		Ingredion, Inc.	318,690	0.1
3,056	(1)	Kerry Group PLC - KYGA	313,258	0.1
17,794		Koninklijke Ahold Delhaize NV	421,646	0.1
12,486		Marine Harvest	252,385	0.1
23,705		Mondelez International, Inc.	989,210	0.2
16,005	(1)	Monster Beverage Corp.	915,646	0.2
13,887		Nestle SA	1,097,650	0.3
1,243		Nu Skin Enterprises, Inc.	91,622	0.0
12,608		PepsiCo, Inc.	1,376,163	0.3
16,486		Philip Morris International, Inc.	1,638,708	0.4
2,543	(1)	Post Holdings, Inc.	192,658	0.1
17,118		Procter & Gamble Co.	1,357,115	0.3
4,200		Seven & I Holdings Co., Ltd.	179,896	0.0
12,650		Sysco Corp.	758,494	0.2
4,000		Toyo Suisan Kaisha Ltd.	158,066	0.0
5,900		Unilever NV	333,028	0.1
5,330	(1)	United Natural Foods, Inc.	228,870	0.1
15,737		Walmart, Inc.	1,400,121	0.3
140,500	(3)	WH Group Ltd.	150,544	0.0
			16,477,049	4.0

		Energy: 2.9%
13,447		Anadarko Petroleum Corp.	812,333	0.2
7,580		Caltex Australia Ltd.	184,126	0.0
19,317		Canadian Natural Resources Ltd.	607,906	0.2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
17,806		Chevron Corp.	$2,030,596	0.5
2,276	(1)	Concho Resources, Inc./Midland TX	342,151	0.1
1,976	(1)	Diamondback Energy, Inc.	250,004	0.1
1,018	(1)	Dril-Quip, Inc.	45,606	0.0
8,708		EOG Resources, Inc.	916,691	0.2
2,451		EQT Corp.	116,447	0.0
20,112	(1)	Gulfport Energy Corp.	194,081	0.0
26,011		Halliburton Co.	1,220,956	0.3
3,167		HollyFrontier Corp.	154,740	0.0
25,000		Inpex Corp.	310,233	0.1
3,207		Neste Oyj	223,223	0.1
17,838		Occidental Petroleum Corp.	1,158,757	0.3
1,754	(1)	OMV AG	102,306	0.0
4,970		PBF Energy, Inc.	168,483	0.0
14,467	(1)	QEP Resources, Inc.	141,632	0.0
13,985		Repsol SA	248,593	0.1
36,653		Royal Dutch Shell PLC - Class A ADR	2,338,828	0.6
54,884	(1)	Southwestern Energy Co.	237,648	0.1
2,318		Total SA	132,867	0.0
10,296	(1),(2)	Transocean Ltd.	101,930	0.0
4,227		World Fuel Services Corp.	103,773	0.0
			12,143,910	2.9

		Financials: 9.4%
7,096		Aegon NV	47,876	0.0
2,789		Allianz SE	630,474	0.1
18,018		Allstate Corp.	1,708,106	0.4
9,701		Ameriprise Financial, Inc.	1,435,166	0.3
82,558		AMP Ltd.	318,606	0.1
57,509		Aviva PLC	401,360	0.1
7,667		AXA S.A.	203,812	0.0
21,301		Banco Santander SA	139,423	0.0
6,152		Bank of the Ozarks, Inc.	296,957	0.1
166,861		Barclays PLC	487,585	0.1
5,560		BNP Paribas	412,334	0.1
58,000		BOC Hong Kong Holdings Ltd.	284,535	0.1
1,550		Cathay General Bancorp.	61,969	0.0
5,253		Challenger Ltd.	47,045	0.0
3,813		Chemical Financial Corp.	208,495	0.0
4,998		Citizens Financial Group, Inc.	209,816	0.1
16,087		Comerica, Inc.	1,543,226	0.4
21,819		Credit Agricole SA	355,759	0.1
10,321		Danske Bank A/S	386,710	0.1
4,000		DBS Group Holdings Ltd.	84,489	0.0
66,659		Direct Line Insurance Group PLC	356,926	0.1
17,470		Discover Financial Services	1,256,617	0.3
6,382		East West Bancorp, Inc.	399,130	0.1
1,018		Eurazeo SA	93,734	0.0
7,050		Federated Investors, Inc.	235,470	0.1
5,157		First American Financial Corp.	302,613	0.1
15,259		First Horizon National Corp.	287,327	0.1
46,000		Fukuoka Financial Group, Inc.	251,996	0.1
35,985	(1)	Genworth Financial, Inc.	101,837	0.0
35,144		Hartford Financial Services Group, Inc.	1,810,619	0.4
35,174		HSBC Holdings PLC	330,308	0.1
27,741		ING Groep NV	468,136	0.1
25,169		Intercontinental Exchange, Inc.	1,825,256	0.4
841		International Bancshares Corp.	32,715	0.0
130,246		Intesa Sanpaolo SpA	474,227	0.1
34,979		JPMorgan Chase & Co.	3,846,641	0.9
105,592		Keycorp	2,064,324	0.5
34,078		Lazard Ltd.	1,791,140	0.4
6,578		Legg Mason, Inc.	267,396	0.1
3,080		Macquarie Group Ltd.	245,590	0.1
440		MarketAxess Holdings, Inc.	95,674	0.0
2,647		MB Financial, Inc.	107,150	0.0
23,386		Mediobanca S.p.A.	274,936	0.1
76,800		Mitsubishi UFJ Financial Group, Inc.	510,383	0.1
7,500		MS&AD Insurance Group Holdings, Inc.	232,976	0.1
155,500		Mizuho Financial Group, Inc.	283,380	0.1
30,762		Morgan Stanley	1,659,917	0.4
5,320		MSCI, Inc. - Class A	795,180	0.2
3,134		National Australia Bank Ltd.	69,188	0.0
39,166	(1)	Natixis SA	321,369	0.1
3,100		Sompo Holdings, Inc.	124,908	0.0
7,570		NN Group NV	336,335	0.1
14,225		Old Republic International Corp.	305,126	0.1
23,200		Oversea-Chinese Banking Corp., Ltd.	228,543	0.0
3,471		Pargesa Holding SA	307,978	0.1
8,758		PNC Financial Services Group, Inc.	1,324,560	0.3
2,008		Primerica, Inc.	193,973	0.0
21,563		Progressive Corp.	1,313,833	0.3
12,692		Prudential PLC	317,156	0.1
1,436		Reinsurance Group of America, Inc.	221,144	0.1
3,397		S&P Global, Inc.	649,031	0.2
3,000		Shinsei Bank Ltd.	46,539	0.0
301	(1)	Signature Bank	42,727	0.0
8,092		Societe Generale	439,480	0.1
38,468	(1)	Standard Life Aberdeen PLC	195,299	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
7,438		Sterling Bancorp, Inc./DE	$167,727	0.0
4,068		Stifel Financial Corp.	240,948	0.1
4,701		Synovus Financial Corp.	234,768	0.1
12,007		TCF Financial Corp.	273,880	0.1
3,645	(1)	Western Alliance Bancorp.	211,811	0.1
2,205		Wintrust Financial Corp.	189,740	0.0
21,000	(2)	Yamaguchi Financial Group, Inc.	259,873	0.1
23,696		Zions Bancorp.	1,249,490	0.3
			38,930,767	9.4

		Health Care: 5.9%
23,300		Astellas Pharma, Inc.	356,397	0.1
5,554		AstraZeneca PLC	381,788	0.1
31,393		AstraZeneca PLC ADR	1,097,813	0.3
14,265		Baxter International, Inc.	927,796	0.2
4,355		Bayer AG	490,956	0.1
37,161	(1)	Boston Scientific Corp.	1,015,238	0.2
9,423	(1)	Celgene Corp.	840,626	0.2
2,742	(1)	Charles River Laboratories International, Inc.	292,681	0.1
5,931		Encompass Health Corp.	339,075	0.1
15,622		Gilead Sciences, Inc.	1,177,743	0.3
2,840	(1)	Globus Medical, Inc.	141,489	0.0
4,283		H Lundbeck A/S	240,561	0.1
1,762	(1)	Halyard Health, Inc.	81,193	0.0
3,146		Hill-Rom Holdings, Inc.	273,702	0.1
31,961		Johnson & Johnson	4,095,802	1.0
1,507		Lonza Group AG	355,410	0.1
4,639	(1)	Mallinckrodt PLC - W/I	67,173	0.0
2,971	(1)	Masimo Corp.	261,299	0.1
2,800		Medipal Holdings Corp.	58,439	0.0
11,019		Novartis AG	891,226	0.2
11,835		Novo Nordisk A/S	582,115	0.1
787	(1)	NuVasive, Inc.	41,089	0.0
6,000		Olympus Corp.	229,434	0.1
1,811		Owens & Minor, Inc.	28,161	0.0
77,763		Pfizer, Inc.	2,759,809	0.7
3,568		Roche Holding AG	818,489	0.2
1,409		Sanofi	113,058	0.0
5,100		Shionogi & Co., Ltd.	265,575	0.1
2,320		STERIS PLC	216,595	0.0
240		Teleflex, Inc.	61,195	0.0
4,174		Thermo Fisher Scientific, Inc.	861,764	0.2
974	(1)	United Therapeutics Corp.	109,439	0.0
11,218		UnitedHealth Group, Inc.	2,400,652	0.6
4,862	(1)	Vertex Pharmaceuticals, Inc.	792,409	0.2
2,003	(1)	WellCare Health Plans, Inc.	387,841	0.1
14,710		Zoetis, Inc.	1,228,432	0.3
			24,282,464	5.9

		Industrials: 6.5%
8,530		ACS Actividades de Construccion y Servicios SA	332,803	0.1
3,034		Adecco Group AG	216,112	0.0
2,155		Alaska Air Group, Inc.	133,524	0.0
7,904		Ametek, Inc.	600,467	0.1
8,503		Atlas Copco AB - A	369,301	0.1
99,708		Aurizon Holdings Ltd.	327,111	0.1
4,558		Boeing Co.	1,494,477	0.4
5,790		Bouygues SA	290,301	0.1
3,248		Brink's Co.	231,745	0.1
8,751		BWX Technologies, Inc.	555,951	0.1
2,740		Carlisle Cos., Inc.	286,083	0.1
7,385	(1)	Cie de Saint-Gobain	391,022	0.1
7,948		CIMIC Group Ltd.	273,551	0.0
2,641		Crane Co.	244,926	0.1
2,284		Curtiss-Wright Corp.	308,500	0.1
5,353		Deere & Co.	831,428	0.2
13,273		Delta Air Lines, Inc.	727,493	0.2
2,397		Deluxe Corp.	177,402	0.0
10,240		Deutsche Lufthansa AG	327,348	0.1
3,353		EMCOR Group, Inc.	261,299	0.1
2,073		EnerSys	143,804	0.0
2,973	(1)	Esterline Technologies Corp.	217,475	0.1
6,363		General Dynamics Corp.	1,405,587	0.3
962	(1)	Genesee & Wyoming, Inc.	68,100	0.0
5,417	(1)	HD Supply Holdings, Inc.	205,521	0.1
3,844		Herman Miller, Inc.	122,816	0.0
1,529		Hochtief AG	285,815	0.1
9,195		Hubbell, Inc.	1,119,767	0.3
1,773		IDEX Corp.	252,670	0.1
8,723		Ingersoll-Rand PLC - Class A	745,904	0.2
39,862		International Consolidated Airlines Group SA	345,120	0.1
4,622		Intertek Group PLC	302,547	0.1
16,767	(1)	JetBlue Airways Corp.	340,705	0.1
11,699		LIXIL Group Corp.	259,515	0.0
36,000		Kajima Corp.	338,449	0.1
14,800		Kamigumi Co., Ltd.	331,769	0.1
820	(1)	KLX, Inc.	58,269	0.0
7,791		L3 Technologies, Inc.	1,620,528	0.4
2,746		Manpowergroup, Inc.	316,065	0.1
5,010		Masco Corp.	202,604	0.0
15,600		Mitsubishi Corp.	419,937	0.1
166,000		NWS Holdings Ltd.	302,361	0.1
26,600		Obayashi Corp.	293,022	0.1
2,477		Owens Corning, Inc.	199,151	0.0
4,673		Parker Hannifin Corp.	799,223	0.2
21,432		Pitney Bowes, Inc.	233,394	0.1
1,780	(1)	Quanta Services, Inc.	61,143	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,747		Relx NV	$181,316	0.0
3,656		Regal Beloit Corp.	268,168	0.1
43,864		Royal Mail PLC	332,917	0.1
17,488		Sandvik AB	320,402	0.1
6,600		Shimizu Corp.	58,877	0.0
6,600		Taisei Corp.	338,512	0.1
21,644		Timken Co.	986,966	0.2
38,000		Toppan Printing Co., Ltd.	312,358	0.1
4,416		Toro Co.	275,779	0.1
8,000		Toyota Tsusho Corp.	270,356	0.0
9,416		Union Pacific Corp.	1,265,793	0.3
324		Valmont Industries, Inc.	47,401	0.0
3,209		Vestas Wind Systems A/S	229,610	0.0
20,921	(2)	Volvo AB - B Shares	382,946	0.1
4,338	(1)	WABCO Holdings, Inc.	580,728	0.1
15,681		Waste Management, Inc.	1,319,086	0.3
49,700	(1)	Yangzijiang Shipbuilding Holdings Ltd.	45,927	0.0
			26,589,247	6.5

		Information Technology: 9.0%
4,994	(1)	Adobe Systems, Inc.	1,079,103	0.3
1,413	(1)	Alphabet, Inc. - Class A	1,465,479	0.4
16,208		Apple, Inc.	2,719,378	0.7
9,750	(1)	ARRIS International PLC	259,057	0.1
1,752	(1)	Atos SE	240,040	0.0
2,529		Belden, Inc.	174,349	0.0
2,377		Broadridge Financial Solutions, Inc. ADR	260,733	0.1
9,900		Brother Industries Ltd.	229,556	0.0
4,388	(1)	Cadence Design Systems, Inc.	161,347	0.0
2,297		Capgemini SE	286,607	0.1
4,177		CDK Global, Inc.	264,571	0.1
50,938		Cisco Systems, Inc.	2,184,731	0.5
7,619		Convergys Corp.	172,342	0.0
1,824	(1)	CoreLogic, Inc.	82,500	0.0
5,474	(1)	Facebook, Inc.	874,690	0.2
1,680		Fair Isaac Corp.	284,542	0.1
8,950		Fidelity National Information Services, Inc.	861,885	0.2
11,069	(1)	Fiserv, Inc.	789,330	0.2
7,613	(1)	Fortinet, Inc.	407,905	0.1
7,500		Fuji Film Holdings Corp.	299,503	0.1
50,000		Fujitsu Ltd.	303,846	0.1
4,913	(1)	Integrated Device Technology, Inc.	150,141	0.0
1,455		InterDigital, Inc.	107,088	0.0
6,476		Intuit, Inc.	1,122,615	0.3
3,201		j2 Global, Inc.	252,623	0.1
11,379		Jabil, Inc.	326,919	0.1
8,975		Lam Research Corp.	1,823,361	0.4
2,841		Leidos Holdings, Inc.	185,801	0.0
344		Littelfuse, Inc.	71,614	0.0
2,736		LogMeIn, Inc.	316,145	0.1
1,980	(1)	Manhattan Associates, Inc.	82,922	0.0
10,188		Mastercard, Inc. - Class A	1,784,530	0.4
3,877		Maximus, Inc.	258,751	0.1
12,505	(2)	Microchip Technology, Inc.	1,142,457	0.3
5,037	(1)	Microsemi Corp.	325,995	0.1
56,836		Microsoft Corp.	5,187,422	1.3
6,600		Mixi, Inc.	246,937	0.0
2,610		MKS Instruments, Inc.	301,846	0.1
1,120		Motorola Solutions, Inc.	117,936	0.0
7,253	(1)	NCR Corp.	228,615	0.1
34,716		NetApp, Inc.	2,141,630	0.5
5,965	(1),(2)	Netscout Systems, Inc.	157,178	0.0
2,920		Nice Ltd.	272,834	0.1
4,400	(1)	Nippon Electric Glass Co., Ltd.	125,834	0.0
5,500		Omron Corp.	321,511	0.1
11,775		Oracle Corp.	538,706	0.1
4,623	(1)	Palo Alto Networks, Inc.	839,167	0.2
4,208	(1)	Red Hat, Inc.	629,138	0.2
3,200		Rohm Co., Ltd.	303,747	0.1
11,534	(1)	Salesforce.com, Inc.	1,341,404	0.3
679		SAP SE	71,283	0.0
673	(1)	Take-Two Interactive Software, Inc.	65,806	0.0
1,741	(1)	Tech Data Corp.	148,211	0.0
4,443		Teradyne, Inc.	203,090	0.1
13,066		Texas Instruments, Inc.	1,357,427	0.3
2,100		Tokyo Electron Ltd.	388,481	0.1
3,025	(1)	Trimble, Inc.	108,537	0.0
5,393		Versum Materials, Inc.	202,939	0.1
14,924	(2)	Vishay Intertechnology, Inc.	277,586	0.1
			36,929,721	9.0

		Materials: 2.3%
6,351	(2)	Anglo American PLC	147,944	0.0
5,913		BASF SE	599,682	0.2
14,351	(1)	Berry Plastics Group, Inc.	786,578	0.2
5,195		BHP Billiton Ltd.	115,150	0.0
25,557		BlueScope Steel Ltd.	300,682	0.1
1,264		Cabot Corp.	70,430	0.0
6,670		Chemours Co.	324,896	0.1
3,553	(3)	Covestro AG	349,854	0.1
13,611	(1)	Crown Holdings, Inc.	690,758	0.2
23,565		DowDuPont, Inc.	1,501,326	0.4
399		Eagle Materials, Inc.	41,117	0.0
3,257		Evonik Industries AG	114,853	0.0
56,127		Fortescue Metals Group Ltd.	189,074	0.1
778		Greif, Inc. - Class A	40,651	0.0
8,984		Louisiana-Pacific Corp.	258,470	0.1
2,121		Minerals Technologies, Inc.	142,001	0.0
18,300		Mitsubishi Chemical Holdings Corp.	178,177	0.0
10,300		Mitsubishi Gas Chemical Co., Inc.	248,567	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
8,600		Mitsui Chemicals, Inc.	$273,043	0.1
2,673		Mondi PLC	71,845	0.0
8,020		Nucor Corp.	489,942	0.1
6,336		Packaging Corp. of America	714,067	0.2
5,525		PolyOne Corp.	234,923	0.0
2,323		Rio Tinto Ltd.	131,603	0.0
3,400		Shin-Etsu Chemical Co., Ltd.	354,651	0.1
8,973		Steel Dynamics, Inc.	396,786	0.1
5,000		Teijin Ltd.	95,012	0.0
4,000		Tosoh Corp.	78,882	0.0
4,230	(2)	UPM-Kymmene OYJ	156,823	0.0
12,212		Valvoline, Inc.	270,252	0.1
3,971		Worthington Industries, Inc.	170,435	0.0
			9,538,474	2.3

		Real Estate: 2.2%
5,764		American Tower Corp.	837,740	0.2
159,900		Ascendas Real Estate Investment Trust	322,082	0.1
199,300		CapitaLand Mall Trust	317,250	0.1
9,000		CK Asset Holdings Ltd.	75,952	0.0
8,515		CoreCivic, Inc.	166,213	0.0
1,071		Coresite Realty Corp.	107,378	0.0
27,443		Cousins Properties, Inc.	238,205	0.1
7,098		Crown Castle International Corp.	778,012	0.2
1,245		DCT Industrial Trust, Inc.	70,143	0.0
1,274		Equinix, Inc.	532,710	0.1
1,854		Equity Lifestyle Properties, Inc.	162,726	0.0
7,324		First Industrial Realty Trust, Inc.	214,080	0.1
30,573		Gaming and Leisure Properties, Inc.	1,023,278	0.3
64,000		Hang Lung Group Ltd.	209,887	0.0
22,197		Highwoods Properties, Inc.	972,673	0.2
5,594		Hospitality Properties Trust	141,752	0.0
4,188		LaSalle Hotel Properties	121,494	0.0
6,710		Liberty Property Trust	266,588	0.1
8,590		Mid-America Apartment Communities, Inc.	783,752	0.2
5,073		PotlatchDeltic Corp.	264,050	0.1
1,164	(1)	SBA Communications Corp.	198,951	0.1
105,621		Stockland	327,731	0.1
5,753	(2)	Tanger Factory Outlet Centers, Inc.	126,566	0.0
1,152		Unibail-Rodamco SE	263,144	0.1
5,817		Urban Edge Properties	124,193	0.0
111,674		Vicinity Centres	207,568	0.0
28,959		Washington Prime Group, Inc.	193,157	0.1
			9,047,275	2.2

		Telecommunication Services: 0.9%
17,406		BT Group PLC	55,557	0.0
16,100		KDDI Corp.	414,646	0.1
8,601		Nippon Telegraph & Telephone Corp.	401,263	0.1
12,600		NTT DoCoMo, Inc.	321,217	0.1
24,202		Orange SA	411,382	0.1
7,012		Telenor ASA	159,461	0.1
37,140		Verizon Communications, Inc.	1,776,035	0.4
23,567		Vodafone Group PLC	64,480	0.0
			3,604,041	0.9

		Utilities: 1.9%
17,475		AGL Energy Ltd.	292,892	0.1
24,755		Ameren Corp.	1,401,876	0.3
3,672		Black Hills Corp.	199,390	0.1
1,534		Centerpoint Energy, Inc.	42,032	0.0
11,900		Electric Power Development Co., Ltd.	306,734	0.1
77,836		Enel S.p.A.	476,295	0.1
41,005		Exelon Corp.	1,599,605	0.4
2,417		Great Plains Energy, Inc.	76,836	0.0
2,283		Hawaiian Electric Industries	78,489	0.0
50,699		Iberdrola S.A.	372,810	0.1
2,466		Idacorp, Inc.	217,674	0.1
11,400		Kansai Electric Power Co., Inc.	149,050	0.0
3,323		MDU Resources Group, Inc.	93,576	0.0
3,694	(2)	National Fuel Gas Co.	190,056	0.0
10,756		NextEra Energy, Inc.	1,756,777	0.4
3,257		NorthWestern Corp.	175,227	0.0
5,284		PNM Resources, Inc.	202,113	0.1
6,847		UGI Corp.	304,144	0.1
			7,935,576	1.9

	Total Common Stock
	(Cost $188,472,261)		209,443,694	50.8

EXCHANGE-TRADED FUNDS: 11.7%
97,485		iShares 1-3 Year Treasury Bond ETF	8,145,847	2.0
5,100		iShares MSCI EAFE Index Fund	355,368	0.1
393,759		iShares MSCI Emerging Markets Index Fund	19,010,685	4.6
96,415	(2)	iShares MSCI EMU Index Fund	4,179,590	1.0
354,050		PowerShares Senior Loan Portfolio	8,189,176	2.0
52,168	(2)	SPDR Dow Jones International Real Estate	2,087,763	0.5
27,396	(2)	Vanguard REIT	2,067,576	0.5

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: (continued)
17,349		Vanguard S&P 500 ETF	$4,199,846	1.0

		Total Exchange-Traded Funds
		(Cost $45,739,373)	48,235,851	11.7

MUTUAL FUNDS: 8.8%
		Affiliated Investment Companies: 7.3%
188,824		Voya Emerging Markets Local Currency Debt Fund - Class P	1,516,260	0.3
1,248,317		Voya Floating Rate Fund Class P	12,308,408	3.0
2,083,286		Voya High Yield Bond Fund - Class P	16,457,957	4.0
			30,282,625	7.3

		Unaffiliated Investment Companies: 1.5%
1,241,989		Credit Suisse Commodity Return Strategy Fund - Class I	6,197,526	1.5

		Total Mutual Funds
		(Cost $36,958,840)	36,480,151	8.8

PREFERRED STOCK: 0.1%
		Consumer Discretionary: 0.1%
20,113		Schaeffler AG	310,626	0.1

		Utilities: 0.0%
1,956	(1),(4)	SCE Trust VI	44,284	0.0

		Total Preferred Stock
		(Cost $381,964)	354,910	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.0%
		Basic Materials: 0.2%
60,000		ArcelorMittal, 5.750%, 03/01/2021	63,375	0.0
50,000		ArcelorMittal, 7.250%, 10/15/2039	59,375	0.0
45,000		Chemours Co/The, 5.375%, 05/15/2027	45,225	0.0
67,000		Dow Chemical Co/The, 4.625%, 10/01/2044	68,998	0.0
54,000		Eastman Chemical Co., 2.700%, 01/15/2020	53,696	0.0
80,000	(3)	Georgia-Pacific LLC, 2.539%, 11/15/2019	79,526	0.0
37,000		Goldcorp, Inc., 3.700%, 03/15/2023	36,823	0.0
47,000		International Paper Co., 4.350%, 08/15/2048	44,691	0.0
45,000		PPG Industries, Inc., 3.750%, 03/15/2028	45,236	0.0
100,000		Sherwin-Williams Co/The, 3.125%, 06/01/2024	96,780	0.1
130,000		Teck Resources Ltd., 6.000%, 08/15/2040	134,550	0.1
			728,275	0.2

		Communications: 1.1%
47,000		21st Century Fox America, Inc., 3.000%, 09/15/2022	46,463	0.0
220,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	208,909	0.1
200,000	(3)	Altice Financing SA, 6.625%, 02/15/2023	198,500	0.1
80,000	(3)	Amazon.com, Inc., 4.050%, 08/22/2047	79,752	0.0
45,000		AMC Networks, Inc., 4.750%, 08/01/2025	43,476	0.0
13,000		AT&T, Inc., 4.125%, 02/17/2026	13,045	0.0
162,000	(3)	AT&T, Inc., 4.300%, 02/15/2030	161,568	0.1
114,000		AT&T, Inc., 4.550%, 03/09/2049	106,720	0.0
60,000		AT&T, Inc., 4.800%, 06/15/2044	58,684	0.0
75,000	(3)	AT&T, Inc., 5.150%, 11/15/2046	76,811	0.0
130,000		AT&T, Inc., 5.150%, 02/14/2050	131,593	0.1
95,000		AT&T, Inc., 5.450%, 03/01/2047	101,041	0.0
26,000		CBS Corp., 4.600%, 01/15/2045	25,217	0.0
40,000		CBS Corp., 5.500%, 05/15/2033	42,638	0.0
23,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/2023	23,207	0.0
65,000	(3)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	61,873	0.0
45,000		CenturyLink, Inc., 5.800%, 03/15/2022	44,156	0.0
170,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	170,547	0.1
82,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/2028	75,452	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
60,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	$61,370	0.0
72,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	73,648	0.0
37,000		Comcast Corp., 3.550%, 05/01/2028	36,437	0.0
100,000		Comcast Corp., 3.900%, 03/01/2038	97,270	0.0
85,000		Comcast Corp., 4.250%, 01/15/2033	88,129	0.0
50,000	(3)	CommScope Technologies LLC, 5.000%, 03/15/2027	47,625	0.0
16,000	(3)	Cox Communications, Inc., 2.950%, 06/30/2023	15,439	0.0
90,000		CSC Holdings LLC, 5.250%, 06/01/2024	85,837	0.0
120,000		Discovery Communications LLC, 2.950%, 03/20/2023	115,727	0.1
80,000		DISH DBS Corp., 5.875%, 07/15/2022	76,700	0.0
25,000		DISH DBS Corp., 5.875%, 11/15/2024	22,375	0.0
95,000		Level 3 Parent LLC, 5.750%, 12/01/2022	95,179	0.0
120,000	(3)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	124,800	0.1
107,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	111,702	0.0
40,000		Netflix, Inc., 5.750%, 03/01/2024	41,700	0.0
34,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	33,770	0.0
70,000	(2),(3)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	65,275	0.0
25,000	(3)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	23,625	0.0
65,000	(3)	Sirius XM Radio, Inc., 5.375%, 04/15/2025	64,675	0.0
200,000	(3)	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.152%, 09/20/2029	201,500	0.1
25,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	27,250	0.0
80,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	98,216	0.0
150,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	152,000	0.1
200,000	(3)	Tencent Holdings Ltd., 2.985%, 01/19/2023	194,972	0.1
85,000		Time Warner Cable LLC, 5.875%, 11/15/2040	88,932	0.0
72,000		Time Warner, Inc., 4.050%, 12/15/2023	73,872	0.0
108,000		Time Warner, Inc., 5.350%, 12/15/2043	115,434	0.0
95,000		T-Mobile USA, Inc., 4.750%, 02/01/2028	91,437	0.0
100,000	(3)	Univision Communications, Inc., 5.125%, 02/15/2025	93,500	0.0
180,000		Verizon Communications, Inc., 3.000%, 11/01/2021	178,718	0.1
90,000		Verizon Communications, Inc., 4.500%, 08/10/2033	91,272	0.0
62,000		Verizon Communications, Inc., 4.812%, 03/15/2039	63,540	0.0
67,000		Verizon Communications, Inc., 4.862%, 08/21/2046	67,760	0.0
54,000		Viacom, Inc., 4.375%, 03/15/2043	48,488	0.0
40,000		Viacom, Inc., 5.850%, 09/01/2043	43,670	0.0
			4,581,496	1.1

		Consumer, Cyclical: 0.7%
105,000	(3)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	100,506	0.1
95,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	93,575	0.0
56,880		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	54,349	0.0
81,685		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	81,236	0.0
40,000		American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	39,457	0.0
40,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	38,889	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
40,000		American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 04/15/2027	$39,270	0.0
30,000	(3)	British Airways 2018-1 Class AA Pass Through Trust, 3.800%, 03/20/2033	30,318	0.0
19,463		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	19,715	0.0
105,000	(3)	CRC Escrow Issuer LLC / CRC Finco, Inc., 5.250%, 10/15/2025	100,924	0.1
150,000	(3)	Daimler Finance North America LLC, 2.300%, 02/12/2021	146,335	0.1
45,000	(3)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	45,956	0.0
45,000	(3)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	46,912	0.0
71,042		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	77,013	0.0
80,000		DR Horton, Inc., 4.750%, 02/15/2023	84,004	0.0
56,000		Ford Motor Co., 5.291%, 12/08/2046	54,873	0.0
100,000		General Motors Co., 5.400%, 04/01/2048	100,098	0.1
50,000		General Motors Financial Co., Inc., 2.650%, 04/13/2020	49,413	0.0
33,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	32,750	0.0
48,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	47,735	0.0
45,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/2027	43,401	0.0
93,000	(3)	Lennar Corp., 4.750%, 11/29/2027	89,512	0.0
91,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	84,667	0.0
55,000		McDonald's Corp., 4.875%, 12/09/2045	59,840	0.0
90,000		MGM Resorts International, 4.625%, 09/01/2026	86,400	0.0
100,000	(3)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	96,971	0.0
44,000	(2)	Nordstrom, Inc., 4.000%, 03/15/2027	42,921	0.0
40,000		Nordstrom, Inc., 5.000%, 01/15/2044	37,655	0.0
60,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	58,212	0.0
80,000		Royal Caribbean Cruises Ltd., 3.700%, 03/15/2028	76,789	0.0
35,000	(3)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	34,169	0.0
100,000	(3)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	99,250	0.0
90,000		Southwest Airlines Co., 3.450%, 11/16/2027	87,143	0.0
35,000		Spirit Airlines Pass Through Trust 2017-1A, 3.650%, 08/15/2031	34,629	0.0
35,000		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	34,094	0.0
48,680		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	47,038	0.0
20,000		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	19,617	0.0
65,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	61,285	0.0
140,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	132,216	0.1
30,000		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	29,193	0.0
19,314		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	20,642	0.0
122,332		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	126,461	0.1
90,000		Walmart, Inc., 2.350%, 12/15/2022	87,637	0.0
85,000		WW Grainger, Inc., 4.200%, 05/15/2047	85,425	0.0
80,000	(3)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	80,600	0.0
150,000	(3)	ZF North America Capital, Inc., 4.000%, 04/29/2020	151,687	0.1
			3,090,782	0.7

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 1.2%
53,000		Abbott Laboratories, 2.800%, 09/15/2020	$52,761	0.0
60,000		Abbott Laboratories, 2.900%, 11/30/2021	59,477	0.0
68,000		Abbott Laboratories, 4.750%, 11/30/2036	73,367	0.0
60,000		Abbott Laboratories, 4.900%, 11/30/2046	65,932	0.0
172,000		AbbVie, Inc., 4.450%, 05/14/2046	171,429	0.1
140,000		Allergan Funding SCS, 3.800%, 03/15/2025	137,725	0.1
42,000		Aetna, Inc., 2.800%, 06/15/2023	40,389	0.0
30,000		Aetna, Inc., 4.500%, 05/15/2042	29,922	0.0
150,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	142,907	0.1
60,000		Amgen, Inc., 2.125%, 05/01/2020	59,000	0.0
80,000		Amgen, Inc., 3.200%, 11/02/2027	75,901	0.0
65,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	68,889	0.0
180,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	194,550	0.1
75,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	75,970	0.0
45,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	45,438	0.0
37,000		Anthem, Inc., 3.650%, 12/01/2027	35,818	0.0
91,000		Anthem, Inc., 5.100%, 01/15/2044	98,391	0.1
100,000		AstraZeneca PLC, 2.375%, 11/16/2020	98,465	0.1
80,000	(3)	BAT Capital Corp., 3.222%, 08/15/2024	77,206	0.0
120,000	(3)	BAT Capital Corp., 3.557%, 08/15/2027	114,987	0.1
50,000	(3)	BAT Capital Corp., 4.540%, 08/15/2047	49,573	0.0
90,000	(3)	BAT International Finance PLC, 2.750%, 06/15/2020	89,267	0.0
70,000		Becton Dickinson and Co., 2.894%, 06/06/2022	67,964	0.0
147,000		Becton Dickinson and Co., 3.700%, 06/06/2027	142,102	0.1
40,000	(3)	Brink's Co/The, 4.625%, 10/15/2027	37,200	0.0
50,000		Campbell Soup Co., 3.650%, 03/15/2023	50,140	0.0
50,000		Campbell Soup Co., 4.150%, 03/15/2028	49,554	0.0
76,000		Cardinal Health, Inc., 2.616%, 06/15/2022	73,519	0.0
96,000		Cardinal Health, Inc., 3.079%, 06/15/2024	91,674	0.0
40,000		Celgene Corp., 4.550%, 02/20/2048	39,301	0.0
60,000	(2)	CHS/Community Health Systems, Inc., 5.125%, 08/01/2021	56,100	0.0
50,000		Constellation Brands, Inc., 4.100%, 02/15/2048	46,563	0.0
130,000		CVS Health Corp., 3.125%, 03/09/2020	130,314	0.1
80,000		CVS Health Corp., 3.700%, 03/09/2023	80,334	0.0
90,000		CVS Health Corp., 4.100%, 03/25/2025	90,693	0.0
85,000		CVS Health Corp., 4.300%, 03/25/2028	85,694	0.0
75,000	(2)	CVS Health Corp., 5.125%, 07/20/2045	80,255	0.0
51,000		Envision Healthcare Corp., 5.625%, 07/15/2022	51,485	0.0
69,000		Express Scripts Holding Co., 3.000%, 07/15/2023	66,183	0.0
75,000		HCA, Inc., 5.500%, 06/15/2047	72,656	0.0
75,000		HCA, Inc., 5.875%, 02/15/2026	76,500	0.0
45,000	(3)	Hill-Rom Holdings, Inc., 5.000%, 02/15/2025	44,831	0.0
18,000		Humana, Inc., 3.150%, 12/01/2022	17,792	0.0
25,000	(3)	IHS Markit Ltd, 4.000%, 03/01/2026	24,125	0.0
95,000	(3)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	89,063	0.0
30,000		Johnson & Johnson, 4.375%, 12/05/2033	32,896	0.0
69,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	63,111	0.0
173,000		Kroger Co/The, 4.450%, 02/01/2047	163,922	0.1
35,000		Kroger Co/The, 5.150%, 08/01/2043	35,993	0.0
140,000		McKesson Corp., 3.950%, 02/16/2028	138,455	0.1
45,000		Medtronic, Inc., 4.375%, 03/15/2035	47,768	0.0
41,000		Medtronic, Inc., 4.625%, 03/15/2045	44,935	0.0
40,000		Mylan NV, 3.750%, 12/15/2020	40,291	0.0
35,000		Mylan NV, 3.950%, 06/15/2026	33,985	0.0
37,000		PepsiCo, Inc., 4.450%, 04/14/2046	39,822	0.0
37,000		Philip Morris International, Inc., 4.250%, 11/10/2044	37,127	0.0
140,000	(3)	Post Holdings, Inc., 5.000%, 08/15/2026	133,350	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
81,000		Reynolds American, Inc., 5.850%, 08/15/2045	$94,948	0.0
100,000		Service Corp. International/US, 4.625%, 12/15/2027	96,750	0.0
45,000		Teleflex, Inc., 4.625%, 11/15/2027	43,482	0.0
50,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	42,399	0.0
61,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	49,026	0.0
60,000		Thermo Fisher Scientific, Inc., 3.150%, 01/15/2023	59,109	0.0
35,000		United Rentals North America, Inc., 5.500%, 07/15/2025	35,963	0.0
39,000		UnitedHealth Group, Inc., 2.700%, 07/15/2020	38,835	0.0
84,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	85,494	0.0
50,000	(2),(3)	Valeant Pharmaceuticals International, 7.250%, 07/15/2022	50,188	0.0
67,000	(3)	Wm Wrigley Jr Co., 2.400%, 10/21/2018	66,923	0.0
			4,896,178	1.2

		Energy: 1.0%
39,000		Anadarko Petroleum Corp., 4.850%, 03/15/2021	40,570	0.0
20,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	20,358	0.0
55,000		Antero Resources Corp., 5.375%, 11/01/2021	56,169	0.0
39,000		Apache Corp., 5.100%, 09/01/2040	39,995	0.0
85,000		Apache Corp., 5.250%, 02/01/2042	88,623	0.0
88,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	94,407	0.0
45,000		BP Capital Markets PLC, 3.216%, 11/28/2023	44,625	0.0
137,000		BP Capital Markets PLC, 3.224%, 04/14/2024	135,249	0.1
24,000		Canadian Natural Resources Ltd.., 3.850%, 06/01/2027	23,498	0.0
41,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	40,560	0.0
20,000		Cimarex Energy Co., 3.900%, 05/15/2027	19,801	0.0
90,000		Cimarex Energy Co., 4.375%, 06/01/2024	92,701	0.0
23,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/2025	23,236	0.0
90,000	(3)	Continental Resources, Inc./OK, 4.375%, 01/15/2028	87,862	0.0
114,000		Enbridge Energy Partners L.P., 9.875%, 03/01/2019	120,835	0.1
15,000		Enbridge, Inc., 3.500%, 06/10/2024	14,575	0.0
53,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	53,725	0.0
141,000		Energy Transfer Partners L.P., 5.300%, 04/15/2047	132,645	0.1
20,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	19,841	0.0
43,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	43,233	0.0
100,000		Enterprise Products Operating LLC, 4.875%, 08/16/2077	98,350	0.0
57,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	60,885	0.0
68,000		Enterprise Products Operating LLC, 5.375%, 02/15/2078	65,289	0.0
69,000		Exxon Mobil Corp., 2.726%, 03/01/2023	68,195	0.0
25,000		Hess Corp., 5.800%, 04/01/2047	26,331	0.0
40,000	(3)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	39,500	0.0
100,000		KazMunayGas National Co. JSC, 7.000%, 05/05/2020	107,475	0.1
29,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	29,200	0.0
69,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	69,585	0.0
87,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	88,257	0.0
18,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/2025	18,155	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
34,000		Kinder Morgan, Inc./DE, 4.300%, 03/01/2028	$33,928	0.0
79,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	83,245	0.0
42,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	40,910	0.0
90,000		Murphy Oil Corp., 5.750%, 08/15/2025	88,875	0.0
14,000		Noble Energy, Inc., 3.850%, 01/15/2028	13,783	0.0
95,000		Occidental Petroleum Corp., 3.500%, 06/15/2025	95,219	0.0
40,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	40,323	0.0
80,000		ONEOK Partners L.P., 3.375%, 10/01/2022	78,799	0.0
42,000		ONEOK, Inc., 6.000%, 06/15/2035	47,374	0.0
200,000	(3)	Petroleos del Peru SA, 4.750%, 06/19/2032	195,420	0.1
125,000		Petroleos Mexicanos, 4.500%, 01/23/2026	121,500	0.1
19,000		Petroleos Mexicanos, 4.875%, 01/18/2024	19,323	0.0
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	213,850	0.1
70,000		Phillips 66 Partners L.P., 3.550%, 10/01/2026	66,692	0.0
70,000		Schlumberger Investment SA, 3.650%, 12/01/2023	71,170	0.0
125,000		Shell International Finance BV, 3.250%, 05/11/2025	123,873	0.1
49,000		Shell International Finance BV, 4.000%, 05/10/2046	49,345	0.0
85,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	81,388	0.0
110,000		Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/2027	104,338	0.0
26,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	25,876	0.0
48,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	44,803	0.0
105,000	(3)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	106,050	0.1
70,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	68,085	0.0
40,000		Western Gas Partners L.P., 5.375%, 06/01/2021	41,753	0.0
136,000		Williams Partners L.P., 3.600%, 03/15/2022	135,563	0.1
80,000		Williams Partners L.P., 5.400%, 03/04/2044	83,973	0.0
			3,939,188	1.0

		Financial: 2.2%
80,000		American International Group, Inc., 3.375%, 08/15/2020	80,384	0.0
27,000		American International Group, Inc., 4.500%, 07/16/2044	26,549	0.0
30,000		American International Group, Inc., 4.800%, 07/10/2045	30,823	0.0
43,000		American International Group, Inc., 6.400%, 12/15/2020	46,407	0.0
7,000		American International Group, Inc., 8.175%, 05/15/2058	9,327	0.0
110,000		American Express Co., 2.200%, 10/30/2020	107,324	0.0
32,000		American Tower Corp., 3.500%, 01/31/2023	31,845	0.0
35,000		Aon PLC, 4.750%, 05/15/2045	36,473	0.0
37,000		Arch Capital Finance LLC, 5.031%, 12/15/2046	40,985	0.0
40,000		Arch Capital Group US, Inc., 5.144%, 11/01/2043	44,290	0.0
100,000		Assurant, Inc., 4.900%, 03/27/2028	102,403	0.0
250,000		Australia & New Zealand Banking Group Ltd/New York NY, 2.250%, 11/09/2020	245,071	0.1
153,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	146,633	0.1
60,000		Bank of America Corp., 3.593%, 07/21/2028	58,305	0.0
20,000		Bank of America Corp., 3.950%, 04/21/2025	19,831	0.0
80,000		Bank of America Corp., 3.970%, 03/05/2029	80,248	0.0
79,000		Bank of America Corp., 4.125%, 01/22/2024	81,347	0.0
134,000		Bank of America Corp., 4.183%, 11/25/2027	133,010	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
28,000		Bank of America Corp., 4.200%, 08/26/2024	$28,410	0.0
70,000		Bank of America Corp., 4.250%, 10/22/2026	70,522	0.0
200,000	(3)	BNP Paribas SA, 3.500%, 03/01/2023	198,865	0.1
200,000	(3)	BNP Paribas SA, 4.375%, 03/01/2033	195,868	0.1
79,000		CBL & Associates L.P., 5.950%, 12/15/2026	66,547	0.0
120,000		Citigroup, Inc., 2.876%, 07/24/2023	116,848	0.0
77,000		Citigroup, Inc., 3.200%, 10/21/2026	73,329	0.0
66,000		Citigroup, Inc., 4.125%, 07/25/2028	65,257	0.0
107,000		Citigroup, Inc., 4.450%, 09/29/2027	108,319	0.0
45,000		Citigroup, Inc., 5.500%, 09/13/2025	48,843	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	262,879	0.1
250,000	(3)	Credit Agricole SA/London, 2.375%, 07/01/2021	242,937	0.1
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	77,593	0.0
50,000		Discover Financial Services, 5.200%, 04/27/2022	52,464	0.0
140,000	(3)	ESH Hospitality, Inc., 5.250%, 05/01/2025	136,542	0.0
55,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	53,898	0.0
79,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	76,146	0.0
99,000		Goldman Sachs Group, Inc., 2.600%, 04/23/2020	98,117	0.0
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	35,194	0.0
46,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	49,656	0.0
23,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	28,826	0.0
93,000	(3)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/2077	95,912	0.0
50,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/2068	50,625	0.0
100,000	(3)	HBOS PLC, 6.750%, 05/21/2018	100,527	0.0
200,000		HSBC Holdings PLC, 3.400%, 03/08/2021	200,976	0.1
200,000	(3)	ING Bank NV, 2.000%, 11/26/2018	199,213	0.1
181,000	(3)	International Lease Finance Corp., 7.125%, 09/01/2018	184,033	0.1
80,000	(3)	Iron Mountain, Inc., 5.250%, 03/15/2028	75,700	0.0
81,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	80,013	0.0
90,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	89,176	0.0
33,000		JPMorgan Chase & Co., 3.509%, 01/23/2029	32,050	0.0
93,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	93,790	0.0
200,000		JPMorgan Chase & Co., 4.032%, 07/24/2048	195,181	0.1
20,000		JPMorgan Chase & Co., 4.625%, 12/31/2199	19,100	0.0
49,000		Kite Realty Group L.P., 4.000%, 10/01/2026	45,956	0.0
54,000	(3)	Liberty Mutual Group, Inc., 4.850%, 08/01/2044	56,208	0.0
200,000		Lloyds Banking Group PLC, 2.907%, 11/07/2023	192,947	0.1
180,000	(3)	Macquarie Group Ltd, 3.189%, 11/28/2023	173,759	0.1
37,000	(3)	Macquarie Group Ltd, 3.763%, 11/28/2028	35,014	0.0
46,000		Marsh & McLennan Cos, Inc., 4.200%, 03/01/2048	46,558	0.0
100,000		Mitsubishi UFJ Financial Group, Inc., 2.665%, 07/25/2022	96,913	0.0
200,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	202,583	0.1
200,000	(3)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	196,086	0.1
121,000		Morgan Stanley, 2.750%, 05/19/2022	118,035	0.0
84,000		Morgan Stanley, 3.125%, 07/27/2026	79,528	0.0
59,000		Morgan Stanley, 3.591%, 07/22/2028	57,096	0.0
39,000		Morgan Stanley, 3.772%, 01/24/2029	38,416	0.0
53,000		Morgan Stanley, 3.950%, 04/23/2027	51,668	0.0
100,000		Morgan Stanley, 4.000%, 07/23/2025	100,918	0.0
200,000	(3)	Nationwide Building Society, 2.350%, 01/21/2020	197,445	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
110,000	(3)	New York Life Global Funding, 3.000%, 01/10/2028	$104,835	0.0
150,000		ORIX Corp., 3.250%, 12/04/2024	145,803	0.0
95,000	(3)	Quicken Loans, Inc., 5.250%, 01/15/2028	89,062	0.0
79,000		Santander UK PLC, 2.375%, 03/16/2020	77,918	0.0
52,000		Select Income REIT, 4.150%, 02/01/2022	52,028	0.0
86,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	86,076	0.0
110,000		Senior Housing Properties Trust, 4.750%, 02/15/2028	107,910	0.0
200,000	(3)	Societe Generale SA, 2.625%, 09/16/2020	197,344	0.1
120,000	(3)	Standard Chartered PLC, 4.300%, 02/19/2027	117,668	0.0
200,000		Standard Chartered PLC, 5.300%, 01/09/2043	207,398	0.1
46,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	44,690	0.0
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	7,521	0.0
89,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	85,733	0.0
110,000	(3)	Suncorp-Metway Ltd, 2.375%, 11/09/2020	107,743	0.0
170,000		Synovus Financial Corp., 3.125%, 11/01/2022	164,616	0.1
80,000		Toronto-Dominion Bank/The, 1.900%, 10/24/2019	78,941	0.0
34,000		Toronto-Dominion Bank, 3.625%, 09/15/2031	32,606	0.0
52,000		Trinity Acquisition PLC, 6.125%, 08/15/2043	61,693	0.0
200,000	(3)	UBS AG/London, 2.450%, 12/01/2020	196,520	0.1
250,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	246,537	0.1
200,000	(3)	UniCredit SpA, 5.861%, 06/19/2032	203,542	0.1
187,000		Wells Fargo & Co., 3.584%, 05/22/2028	182,559	0.1
48,000		Wells Fargo & Co., 4.750%, 12/07/2046	49,217	0.0
43,000		XLIT Ltd., 5.500%, 03/31/2045	47,262	0.0
			9,208,963	2.2

		Industrial: 0.4%
45,000		AECOM, 5.125%, 03/15/2027	43,594	0.0
39,000		Amphenol Corp., 3.200%, 04/01/2024	37,986	0.0
90,000	(3)	Aviation Capital Group LLC, 2.875%, 01/20/2022	88,198	0.0
60,000		BNSF Funding Trust I, 6.613%, 12/15/2055	67,050	0.0
56,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	64,857	0.0
85,000		CNH Industrial NV, 4.500%, 08/15/2023	86,720	0.0
200,000	(3)	CRH America Finance, Inc., 3.950%, 04/04/2028	199,637	0.1
40,000		CSX Corp., 4.650%, 03/01/2068	38,908	0.0
75,000		FedEx Corp., 4.050%, 02/15/2048	70,582	0.0
91,000		FedEx Corp., 4.400%, 01/15/2047	90,057	0.0
57,000		General Electric Co., 4.500%, 03/11/2044	56,145	0.0
263,000		General Electric Co., 5.000%, 12/31/2199	260,699	0.1
100,000		Northrop Grumman Corp., 2.930%, 01/15/2025	95,976	0.1
50,000		Northrop Grumman Corp., 4.030%, 10/15/2047	48,113	0.0
95,000	(3)	Novelis Corp., 5.875%, 09/30/2026	93,813	0.0
25,000	(3)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	25,922	0.0
56,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	54,482	0.0
36,000		Rockwell Collins, Inc., 3.500%, 03/15/2027	34,775	0.0
85,000	(3)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	82,721	0.0
70,000		United Parcel Service, Inc., 2.050%, 04/01/2021	68,479	0.0
50,000		United Parcel Service, Inc., 2.500%, 04/01/2023	48,465	0.0
181,000		United Parcel Service, Inc., 3.050%, 11/15/2027	174,302	0.1
			1,831,481	0.4

		Technology: 0.6%
60,000		Apple, Inc., 2.000%, 11/13/2020	58,969	0.0
100,000		Apple, Inc., 2.400%, 01/13/2023	97,140	0.0
100,000		Apple, Inc., 2.750%, 01/13/2025	96,280	0.0
134,000		Apple, Inc., 3.000%, 06/20/2027	129,241	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
130,000		Apple, Inc., 3.000%, 11/13/2027	$124,571	0.1
120,000		Apple, Inc., 3.350%, 02/09/2027	118,606	0.1
90,000		Apple, Inc., 3.750%, 09/12/2047	87,042	0.0
25,000		Apple, Inc., 3.750%, 11/13/2047	24,156	0.0
148,000		Apple, Inc., 4.650%, 02/23/2046	163,079	0.1
84,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	82,707	0.0
25,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	25,000	0.0
49,000	(3)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	50,290	0.0
182,000	(3)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	193,072	0.1
90,000	(3)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	97,023	0.0
75,000	(3)	First Data Corp., 5.750%, 01/15/2024	75,750	0.0
34,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	35,213	0.0
100,000		IBM Credit LLC, 3.000%, 02/06/2023	98,979	0.1
96,000		Intel Corp., 2.875%, 05/11/2024	93,889	0.0
46,000		KLA-Tencor Corp., 4.125%, 11/01/2021	47,337	0.0
80,000		Microsoft Corp., 3.700%, 08/08/2046	78,987	0.0
89,000		Microsoft Corp., 4.250%, 02/06/2047	95,819	0.0
56,000		Oracle Corp., 3.850%, 07/15/2036	55,507	0.0
80,000		Oracle Corp., 4.000%, 11/15/2047	79,169	0.0
85,000		Oracle Corp., 4.300%, 07/08/2034	89,792	0.0
80,000		Qualcomm, Inc., 1.850%, 05/20/2019	79,455	0.0
67,000		Qualcomm, Inc., 3.250%, 05/20/2027	63,723	0.0
55,000		Western Digital Corp., 4.750%, 02/15/2026	54,982	0.0
			2,295,778	0.6

		Utilities: 0.6%
35,000		Alabama Power Co., 5.700%, 02/15/2033	42,287	0.0
36,000		Ameren Corp., 2.700%, 11/15/2020	35,635	0.0
75,000	(3)	American Transmission Systems, Inc., 5.000%, 09/01/2044	84,569	0.0
29,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	29,157	0.0
40,000		Black Hills Corp., 4.250%, 11/30/2023	41,280	0.0
100,000	(3)	Calpine Corp., 5.250%, 06/01/2026	96,875	0.0
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	47,550	0.0
39,000	(3)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	37,333	0.0
110,000		Commonwealth Edison Co., 3.750%, 08/15/2047	105,527	0.1
59,000		Consolidated Edison Co. of New York, Inc., 2.900%, 12/01/2026	56,383	0.0
34,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	33,336	0.0
42,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	40,538	0.0
40,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	38,588	0.0
59,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	58,262	0.0
100,000		Duke Energy Corp., 3.950%, 08/15/2047	94,073	0.0
200,000	(3)	Enel Finance International NV, 3.500%, 04/06/2028	187,451	0.1
84,000		Exelon Corp., 3.497%, 06/01/2022	83,248	0.0
80,000		FirstEnergy Corp., 2.850%, 07/15/2022	77,649	0.0
118,000		FirstEnergy Corp., 4.250%, 03/15/2023	120,928	0.1
11,000		FirstEnergy Corp., 7.375%, 11/15/2031	14,490	0.0
80,000		Interstate Power & Light Co., 3.250%, 12/01/2024	78,867	0.0
97,000	(3)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	99,940	0.0
50,000		Mississippi Power Co., 3.950%, 03/30/2028	50,378	0.0
60,000		Mississippi Power Co., 4.250%, 03/15/2042	58,837	0.0
20,000		Mississippi Power Co., 4.750%, 10/15/2041	20,052	0.0
26,000		Nevada Power Co., 7.125%, 03/15/2019	27,035	0.0
27,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	27,142	0.0
70,000		NiSource, Inc., 5.950%, 06/15/2041	84,217	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
40,000	(3)	NRG Energy, Inc., 5.750%, 01/15/2028	$39,200	0.0
100,000	(3)	Pacific Gas & Electric Co., 3.300%, 12/01/2027	94,759	0.0
37,000		Pacific Gas & Electric Co., 5.800%, 03/01/2037	43,029	0.0
38,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	45,361	0.0
10,000		Pennsylvania Electric Co., 5.200%, 04/01/2020	10,344	0.0
200,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	192,793	0.1
146,000		Sempra Energy, 3.800%, 02/01/2038	137,811	0.1
31,000		Southern California Edison Co., 3.500%, 10/01/2023	31,346	0.0
100,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	101,562	0.1
59,000		Virginia Electric & Power Co., 2.950%, 11/15/2026	56,063	0.0
70,000		Wisconsin Public Service Corp., 1.650%, 12/04/2018	69,579	0.0
			2,593,474	0.6

	Total Corporate Bonds/Notes
	(Cost $33,679,207)		33,165,615	8.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.9%
90,601		Alternative Loan Trust 2004-J7 MI, 2.892%, (US0001M + 1.020%), 10/25/2034	81,464	0.0
101,286		Alternative Loan Trust 2005-10CB 1A1, 2.372%, (US0001M + 0.500%), 05/25/2035	90,383	0.0
81,499		Alternative Loan Trust 2005-51 3A2A, 2.573%, (12MTA + 1.290%), 11/20/2035	79,010	0.0
86,121		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	80,253	0.0
165,340		Alternative Loan Trust 2005-J2 1A12, 2.272%, (US0001M + 0.400%), 04/25/2035	147,048	0.1
24,471		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	19,758	0.0
149,476		Alternative Loan Trust 2006-19CB A12, 2.272%, (US0001M + 0.400%), 08/25/2036	110,412	0.0
125,499		Alternative Loan Trust 2006-HY11 A1, 1.992%, (US0001M + 0.120%), 06/25/2036	114,673	0.0
40,299		Alternative Loan Trust 2007-23CB A3, 2.372%, (US0001M + 0.500%), 09/25/2037	26,857	0.0
197,599		Alternative Loan Trust 2007-2CB 2A1, 2.472%, (US0001M + 0.600%), 03/25/2037	139,704	0.0
7,385	(3),(5)	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/2045	7,365	0.0
65,144		Bear Stearns ALT-A Trust 2005-7 21A1, 3.684%, 09/25/2035	66,264	0.0
100,078		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.062%, (US0001M + 0.190%), 01/25/2037	94,761	0.0
19,212	(3)	Bellemeade Re Ltd. 2015-1A M2, 6.172%, (US0001M + 4.300%), 07/25/2025	19,557	0.0
155,204		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.589%, 03/25/2036	145,827	0.1
81,525		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.465%, 09/25/2037	77,130	0.0
100,000	(3)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	100,248	0.0
200,000	(3)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	200,489	0.1
55,066		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.088%, (US0001M + 0.280%), 08/19/2045	48,096	0.0
360,202		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	388,637	0.1
250,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.522%, (US0001M + 3.650%), 09/25/2029	272,307	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.872%, (US0001M + 3.000%), 10/25/2029	212,366	0.1
250,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.072%, (US0001M + 2.200%), 01/25/2030	253,497	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.272%, (US0001M + 2.400%), 05/25/2030	$101,606	0.0
200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.372%, (US0001M + 2.500%), 05/25/2030	203,327	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.122%, (US0001M + 2.250%), 07/25/2030	202,828	0.1
138,806		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	149,674	0.1
419,614		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	437,736	0.1
392,061		Fannie Mae REMIC Trust 2009-50 HZ, 5.557%, 02/25/2049	415,952	0.1
217,916		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	222,492	0.1
341,936		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	371,167	0.1
22,768		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/2036	19,126	0.0
73,106		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.172%, (US0001M + 0.300%), 12/25/2036	46,881	0.0
73,106	(6)	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.829%, (-1.000*US0001M + 6.700%), 12/25/2036	17,478	0.0
100,000	(3)	Flagstar Mortgage Trust 2018-1 B2, 4.069%, 03/25/2048	99,205	0.0
100,000	(3)	Flagstar Mortgage Trust 2018-1 B3, 4.069%, 03/25/2048	96,490	0.0
886,541		Freddie Mac 326 350, 3.500%, 03/15/2044	892,845	0.2
213,758		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	252,236	0.1
145,412		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	160,472	0.1
171,268		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	192,401	0.1
106,504		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	115,542	0.0
29,348		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	32,238	0.0
79,909		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	85,908	0.0
260,969		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	287,651	0.1
99,782		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	109,183	0.0
88,153	(6)	Freddie Mac REMIC Trust 3524 LA, 5.442%, 03/15/2033	93,705	0.0
96,186		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	104,665	0.0
86,881		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	92,501	0.0
21,172		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	22,364	0.0
331,751		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	325,917	0.1
470,640		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	495,876	0.1
470,640		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	495,441	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.572%, (US0001M + 4.700%), 04/25/2028	119,655	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.422%, (US0001M + 5.550%), 07/25/2028	121,466	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.522%, (US0001M + 2.650%), 12/25/2029	361,276	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.222%, (US0001M + 2.350%), 04/25/2030	202,757	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.154%, (US0001M + 2.300%), 09/25/2030	100,070	0.0
85,073		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	90,274	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
333,946		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	$346,612	0.1
40,468		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	44,325	0.0
85,322		HomeBanc Mortgage Trust 2004-1 2A, 2.732%, (US0001M + 0.860%), 08/25/2029	82,076	0.0
55,765		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.082%, (US0001M + 0.210%), 04/25/2046	51,799	0.0
197,297	(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.872%, 08/25/2047	197,254	0.1
99,526	(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.857%, 12/25/2048	95,592	0.0
39,560		Lehman XS Trust Series 2005-5N 1A2, 2.232%, (US0001M + 0.360%), 11/25/2035	35,293	0.0
60,305		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	54,274	0.0
27,665		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	27,027	0.0
98,230	(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	99,919	0.0
99,848	(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.523%, 02/25/2048	104,071	0.0
200,000	(3),(5)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	199,553	0.1
49,654		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.751%, 10/25/2036	45,986	0.0
125,579		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.382%, (US0001M + 0.510%), 08/25/2045	122,581	0.0
64,740		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.362%, (US0001M + 0.490%), 10/25/2045	63,987	0.0
54,817		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.303%, 08/25/2046	51,895	0.0
14,241		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.254%, 12/25/2036	13,720	0.0
62,815		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.917%, 04/25/2037	57,377	0.0
118,281		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.163%, 07/25/2037	98,952	0.0
231,769		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.243%, (12MTA + 0.960%), 08/25/2046	175,854	0.1
36,520		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.302%, (US0001M + 0.430%), 06/25/2037	30,749	0.0
46,438		Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.153%, 04/25/2036	43,366	0.0
59,496		Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.714%, 12/28/2037	58,042	0.0

	Total Collateralized Mortgage Obligations
	(Cost $11,988,416)		12,014,815	2.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.3%
260,000		BANK 2017-BNK8 A4, 3.488%, 11/15/2050	260,089	0.1
100,000		BANK 2017-BNK8 B, 3.931%, 11/15/2050	101,853	0.0
3,000,000	(6)	BANK 2017-BNK8 XB, 0.176%, 11/15/2050	46,306	0.0
2,180,000	(3),(6)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	90,893	0.0
210,000	(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.677%, 11/11/2041	215,786	0.1
260,000	(3)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.760%, 04/12/2038	270,194	0.1
95,571	(3)	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/2018	95,467	0.0
80,000		CCUBS Commercial Mortgage Trust 2017-C1 C, 4.394%, 11/15/2050	79,348	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
826,508	(6)	CD 2017-CD4 Mortgage Trust XA, 1.326%, 05/10/2050	$71,681	0.0
50,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	49,706	0.0
5,460,836	(6)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.785%, 12/10/2054	291,651	0.1
100,000		Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.103%, 11/10/2046	105,361	0.0
70,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/2049	67,355	0.0
989,438	(6)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.005%, 07/10/2049	116,328	0.1
1,337,132	(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.125%, 10/12/2050	100,892	0.0
80,000		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.272%, 09/15/2050	79,772	0.0
997,896	(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.932%, 09/15/2050	67,936	0.0
869,196	(6)	COMM 2012-CR4 XA, 1.794%, 10/15/2045	51,556	0.0
2,380,000	(3),(6)	COMM 2012-CR4 XB, 0.596%, 10/15/2045	62,155	0.0
4,260,071	(6)	COMM 2013-CCRE13 XA, 0.901%, 11/10/2046	131,882	0.1
1,939,426	(6)	COMM 2014-UBS3 XA, 1.294%, 06/10/2047	96,851	0.0
20,000		COMM 2016-COR1 C, 4.394%, 10/10/2049	19,783	0.0
1,607,859	(6)	COMM 2016-CR28 XA, 0.541%, 02/10/2049	63,063	0.0
758,457	(6)	COMM 2017-COR2 XA, 1.184%, 09/10/2050	65,431	0.0
50,000	(3)	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.287%, 05/15/2036	51,133	0.0
110,000	(3)	DBUBS 2011-LC1A E, 5.699%, 11/10/2046	113,455	0.1
100,000	(3)	DBUBS 2011-LC2A D, 5.565%, 07/10/2044	103,300	0.0
130,000	(3)	DBWF 2015-LCM D Mortgage Trust, 3.422%, 06/10/2034	111,317	0.1
110,000	(3)	DBJPM 16-C3 Mortgage Trust, 3.494%, 09/10/2049	94,180	0.0
952,951	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.179%, 04/25/2021	28,844	0.0
686,825	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.423%, 05/25/2022	32,846	0.0
734,046	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.547%, 10/25/2018	4,177	0.0
622,265	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.513%, 12/25/2018	4,119	0.0
964,635	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.503%, 03/25/2019	10,039	0.0
940,066	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.681%, 07/25/2019	13,179	0.0
1,129,277	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.335%, 11/25/2019	18,019	0.0
110,000	(3)	FREMF Mortgage Trust 2012-K706 B, 4.030%, 11/25/2044	110,345	0.1
21,076,362	(3),(6)	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/2045	28,346	0.0
100,000	(3)	GS Mortgage Securities Trust 2010-C2 D, 5.183%, 12/10/2043	100,575	0.0
100,000	(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	89,895	0.0
1,415,681	(6)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.220%, 05/10/2045	80,637	0.0
2,543,391	(6)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.713%, 08/10/2046	69,552	0.0
160,000		GS Mortgage Securities Trust 2014-GC20 C, 4.859%, 04/10/2047	154,237	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	1,378,185	(6)	GS Mortgage Securities Trust 2014-GC22 XA, 1.014%, 06/10/2047	$61,112	0.0
	1,937,245	(6)	GS Mortgage Securities Trust 2016-GS4 XA, 0.595%, 11/10/2049	68,623	0.0
	16,652	(3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.738%, 05/15/2041	16,641	0.0
	1,050,000	(3),(6)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.328%, 12/15/2047	15,169	0.0
	2,477,017	(6)	JPMBB Commercial Mortgage Securities Trust 2013-C12 XA, 0.649%, 07/15/2045	47,365	0.0
	50,000		JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 4.882%, 01/15/2047	51,284	0.0
	932,489	(6)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.137%, 04/15/2047	22,650	0.0
	962,866	(6)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.126%, 01/15/2048	44,220	0.0
	9,198	(3)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.667%, 02/15/2040	9,163	0.0
	2,345		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/2040	2,354	0.0
	576,404	(3),(6)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.485%, 11/15/2038	1,718	0.0
	2,409,284	(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.120%, 12/15/2047	108,170	0.1
	100,000	(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.427%, 09/15/2047	103,933	0.0
	80,000	(3)	Morgan Stanley Capital I, Inc. 2017-JWDR A, 2.627%, (US0001M + 0.850%), 11/15/2034	80,230	0.0
	58,815	(3)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	57,772	0.0
	100,000	(3)	TPG Real Estate Finance 2018-FL-1 C Issuer Ltd., 3.686%, (US0001M + 1.900%), 02/15/2035	100,432	0.0
	972,693	(6)	Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 1.991%, 07/15/2048	117,361	0.1
	1,325,075	(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.548%, 01/15/2059	104,658	0.0
	100,000		Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.336%, 10/15/2050	98,555	0.0
	1,747,962	(3),(6)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.580%, 12/15/2045	103,869	0.0
	1,732,567	(3),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.849%, 08/15/2045	108,598	0.1
	1,834,925	(3),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.279%, 03/15/2048	88,753	0.0
	1,488,032	(6)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 0.844%, 09/15/2046	45,252	0.0

		Total Commercial Mortgage-Backed Securities
		(Cost $5,342,115)		5,277,416	1.3

U.S. TREASURY OBLIGATIONS: 3.5%
			U.S. Treasury Bonds: 1.3%
	2,495,000		2.750%, 02/15/2028	2,494,730	0.6
	3,052,000		2.750%, 11/15/2047	2,911,802	0.7
				5,406,532	1.3

			U.S. Treasury Notes: 2.2%
	87,000		1.250%, 08/31/2019	85,833	0.0
	936,000		1.625%, 03/31/2019	931,374	0.2
	112,000		1.875%, 07/31/2022	108,977	0.0
	700,000		2.250%, 02/29/2020	699,662	0.2
	5,766,000		2.250%, 03/31/2020	5,762,909	1.4
	825,000		2.375%, 03/15/2021	824,580	0.2
	545,000		2.500%, 03/31/2023	542,956	0.1
	283,000	(2)	2.625%, 02/28/2023	283,795	0.1
				9,240,086	2.2

		Total U.S. Treasury Obligations
		(Cost $14,535,290)		14,646,618	3.5

FOREIGN GOVERNMENT BONDS: 0.9%
ARS	400,000		Republic of Argentina, 21.200%, 09/19/2018	19,593	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	375,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	$398,203	0.1
CLP	160,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	266,865	0.1
BRL	609,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2021	198,214	0.1
BRL	506,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	163,770	0.1
BRL	116,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	37,302	0.0
	200,000		Colombia Government International Bond, 2.625%, 03/15/2023	191,575	0.1
	31,000		Colombia Government International Bond, 8.125%, 05/21/2024	38,014	0.0
	100,000	(3)	Dominican Republic International Bond, 5.500%, 01/27/2025	103,146	0.0
	62,000		Hungary Government International Bond, 5.375%, 02/21/2023	67,034	0.0
	100,000		Indonesia Government International Bond, 8.500%, 10/12/2035	142,200	0.1
IDR	644,000,000		Indonesia Treasury Bond, 8.375%, 09/15/2026	51,747	0.0
IDR	689,000,000		Indonesia Treasury Bond, 11.000%, 09/15/2025	62,471	0.0
	41,000		Lebanon Government International Bond, 6.000%, 01/27/2023	39,966	0.0
MXN	2,500,000		Mexican Bonos, 6.500%, 06/10/2021	134,816	0.0
MXN	2,120,000		Mexican Bonos, 7.750%, 05/29/2031	119,439	0.0
PEN	250,000	(3)	Peru Government Bond, 6.150%, 08/12/2032	85,559	0.0
PEN	498,000		Peru Government Bond, 6.900%, 08/12/2037	178,210	0.1
	50,000		Peruvian Government International Bond, 4.125%, 08/25/2027	52,400	0.0
	50,000		Philippine Government International Bond, 9.500%, 02/02/2030	76,268	0.0
PLN	282,000		Republic of Poland Government Bond, 4.000%, 10/25/2023	88,752	0.0
	30,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	29,801	0.0
	50,000		Republic of Poland Government International Bond, 4.000%, 01/22/2024	52,018	0.0
	50,000		Romanian Government International Bond, 4.375%, 08/22/2023	51,446	0.0
	10,000	(3)	Romanian Government International Bond, 4.375%, 08/22/2023	10,289	0.0
RUB	6,280,000		Russian Federal Bond - OFZ, 7.000%, 01/25/2023	112,446	0.0
RUB	5,040,000		Russian Federal Bond - OFZ, 7.000%, 08/16/2023	90,089	0.0
RUB	10,900,000		Russian Federal Bond - OFZ, 7.500%, 08/18/2021	196,631	0.1
RUB	5,834,000		Russian Federal Bond - OFZ, 7.600%, 07/20/2022	106,465	0.0
	200,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	206,936	0.1
TRY	402,000		Turkey Government Bond, 9.200%, 09/22/2021	90,074	0.0
	80,000		Turkey Government International Bond, 7.375%, 02/05/2025	88,790	0.0
	50,000		Uruguay Government International Bond, 4.375%, 10/27/2027	51,641	0.0
	23,539		Uruguay Government International Bond, 7.625%, 03/21/2036	32,147	0.0

		Total Foreign Government Bonds
		(Cost $3,549,144)		3,634,317	0.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.0%
			Federal Home Loan Mortgage Corporation: 0.8%(7)
	18,638		2.500%, 05/01/2030	18,278	0.0
	20,147		2.500%, 05/01/2030	19,747	0.0
	29,027		2.500%, 06/01/2030	28,450	0.0
	43,180		3.000%, 03/01/2045	42,326	0.0
	47,823		3.000%, 03/01/2045	46,877	0.0
	50,654		3.000%, 04/01/2045	49,611	0.0
	85,711		3.500%, 03/01/2045	86,196	0.0
	1,754,000	(8)	3.500%, 04/01/2048	1,758,229	0.4
	295,440		4.000%, 12/01/2041	306,020	0.1
	68,447		4.000%, 12/01/2042	70,973	0.0
	15,264		4.000%, 09/01/2045	15,738	0.0
	26,640		4.000%, 09/01/2045	27,467	0.0
	16,205		4.000%, 09/01/2045	16,707	0.0
	17,964		4.000%, 09/01/2045	18,522	0.0
	46,000	(8)	4.000%, 05/01/2048	47,141	0.0
	306,357		4.500%, 08/01/2041	322,467	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
531,658		4.500%, 09/01/2041	$562,214	0.2
6,069		5.500%, 07/01/2037	6,636	0.0
4,767		6.500%, 12/01/2031	5,372	0.0
			3,448,971	0.8

		Federal National Mortgage Association: 1.6%(7)
33,789		2.500%, 05/01/2030	33,241	0.0
48,360		2.500%, 06/01/2030	47,574	0.0
73,770		2.500%, 06/01/2030	72,571	0.0
27,842		2.500%, 07/01/2030	27,390	0.0
215,538		3.000%, 08/01/2030	215,834	0.1
130,687		3.000%, 09/01/2030	130,867	0.0
237,377		3.000%, 07/01/2043	233,793	0.1
93,205		3.000%, 09/01/2043	91,797	0.0
382,384		3.000%, 04/01/2045	375,089	0.1
1,288,700	(8)	3.000%, 04/01/2048	1,256,986	0.3
124,589		3.500%, 10/01/2042	125,724	0.0
2,000	(8)	3.500%, 04/01/2044	2,004	0.0
824,730		3.500%, 08/01/2046	829,782	0.2
507,000	(8)	4.000%, 02/25/2039	519,432	0.1
220,268		4.000%, 07/01/2042	227,809	0.1
30,612		4.000%, 07/01/2042	31,660	0.0
290,654		4.000%, 01/01/2045	301,596	0.1
70,417		4.000%, 06/01/2045	72,646	0.0
49,793		4.500%, 11/01/2040	52,692	0.0
141,476		4.500%, 10/01/2041	149,724	0.1
44,173		5.000%, 06/01/2033	47,711	0.0
59,369		5.000%, 07/01/2035	64,133	0.0
9,906		5.000%, 02/01/2036	10,700	0.0
3,830		5.000%, 07/01/2036	4,137	0.0
97,018		5.000%, 07/01/2037	104,803	0.0
127,178		5.000%, 07/01/2037	137,413	0.0
156,930		5.000%, 11/01/2040	169,752	0.1
41,749		5.000%, 05/01/2041	45,021	0.0
108,065		5.000%, 06/01/2041	116,930	0.0
69,612		5.000%, 06/01/2041	75,326	0.0
879,507		5.000%, 08/01/2056	957,392	0.2
152,427		5.500%, 12/01/2036	167,610	0.1
4,447		7.000%, 06/01/2029	4,580	0.0
572		7.000%, 10/01/2029	643	0.0
1,567		7.000%, 01/01/2032	1,688	0.0
598		7.000%, 04/01/2032	621	0.0
463		7.000%, 05/01/2032	467	0.0
578		7.500%, 11/01/2029	582	0.0
1,379		7.500%, 10/01/2030	1,381	0.0
			6,709,101	1.6

		Government National Mortgage Association: 0.6%
950,000	(8)	3.500%, 04/01/2048	959,296	0.3
69,513		4.000%, 11/20/2040	72,705	0.0
151,459		4.000%, 03/20/2046	156,343	0.1
116,295		4.500%, 08/20/2041	122,416	0.0
776,863		4.500%, 09/15/2047	808,567	0.2
89,341		5.140%, 10/20/2060	91,468	0.0
93,949		5.310%, 10/20/2060	96,009	0.0
			2,306,804	0.6

	Total U.S. Government Agency Obligations
	(Cost $12,531,331)		12,464,876	3.0

ASSET-BACKED SECURITIES: 2.9%
		Automobile Asset-Backed Securities: 0.1%
50,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/2019	49,983	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/2019	50,034	0.0
115,963	(3)	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/2021	115,714	0.1
100,000	(3)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	99,396	0.0
30,000	(3)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	29,663	0.0
			344,790	0.1

		Home Equity Asset-Backed Securities: 0.1%
239,074		GSAA Home Equity Trust 2006-4 4A3, 3.591%, 03/25/2036	199,489	0.0
200,000	(5)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	208,350	0.1
			407,839	0.1

		Other Asset-Backed Securities: 2.6%
81,526	(3),(5)	Ajax Mortgage Loan Trust 2016-C A, 4.000%, 10/25/2057	81,981	0.0
175,002	(3),(5)	Ajax Mortgage Loan Trust 2017-A A, 3.470%, 04/25/2057	174,466	0.0
120,000	(3)	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.722%, (US0003M + 2.000%), 10/15/2027	120,525	0.0
250,000	(3)	ALM VIII Ltd. 2013-8A A1R, 3.212%, (US0003M + 1.490%), 10/15/2028	251,110	0.1
195,291	(3),(6),(9)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	–	–
100,000	(3)	Apidos CLO XI 2012-11A BR, 3.681%, (US0003M + 1.950%), 01/17/2028	100,358	0.0
100,000	(3)	Apidos CLO XVII 2014-17A A2R, 3.581%, (US0003M + 1.850%), 04/17/2026	100,028	0.0
130,000	(3)	Apidos CLO XVII 2014-17A BR, 4.231%, (US0003M + 2.500%), 04/17/2026	130,056	0.0
90,000	(3)	Apidos Clo XXV 2016-25A A1, 3.205%, (US0003M + 1.460%), 10/20/2028	90,308	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
300,000	(3)	Ares XLVI CLO Ltd. 2017-46A A2, 2.939%, (US0003M + 1.230%), 01/15/2030	$301,744	0.1
250,000	(3)	Avery Point IV CLO Ltd. 2014-1A CR, 4.095%, (US0003M + 2.350%), 04/25/2026	250,173	0.1
250,000	(3)	Babson CLO Ltd. 2014-3A C1R, 4.372%, (US0003M + 2.650%), 01/15/2026	251,285	0.1
250,000	(3)	Babson CLO Ltd. 2014-IA BR, 3.945%, (US0003M + 2.200%), 07/20/2025	250,103	0.1
250,000	(3)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 2.919%, (US0003M + 1.200%), 01/20/2031	250,148	0.1
100,000	(3)	BlueMountain CLO 2014-4A CR, 4.534%, (US0003M + 2.550%), 11/30/2026	100,433	0.0
250,000	(3)	BlueMountain CLO 2015-1A BR, 4.222%, (US0003M + 2.500%), 04/13/2027	251,805	0.1
80,000	(3)	Burnham Park Clo Ltd. 2016-1A A, 3.175%, (US0003M + 1.430%), 10/20/2029	81,338	0.0
250,000	(3)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.045%, (US0003M + 1.300%), 04/20/2031	251,188	0.1
500,000	(3)	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.995%, (US0003M + 2.250%), 07/23/2030	501,043	0.1
220,000	(3)	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.833%, (US0003M + 1.470%), 10/20/2028	220,823	0.0
100,000	(3)	Cent CLO 2014-22A A2AR, 3.744%, (US0003M + 1.950%), 11/07/2026	100,068	0.0
16,450		Chase Funding Trust Series 2003-5 2A2, 2.472%, (US0001M + 0.600%), 07/25/2033	16,037	0.0
250,000	(3)	CIFC Funding 2014-4A C1R, 4.381%, (US0003M + 2.650%), 10/17/2026	250,121	0.1
250,000	(3)	CIFC Funding 2016-1A A, 3.225%, (US0003M + 1.480%), 10/21/2028	251,345	0.1
250,000	(3)	Deer Creek Clo Ltd. 2017-1A A, 3.177%, (US0003M + 1.180%), 10/20/2030	251,150	0.1
250,000	(3)	Dryden Senior Loan Fund 2014-31A CR, 3.834%, (US0003M + 2.100%), 04/18/2026	249,101	0.0
250,000	(3)	Dryden Senior Loan Fund 2017-47A A2, 3.072%, (US0003M + 1.350%), 04/15/2028	251,376	0.1
250,000	(3)	Dryden Senior Loan Fund 2017-47A C, 3.922%, (US0003M + 2.200%), 04/15/2028	251,809	0.1
250,000	(3)	Dryden XXV Senior Loan Fund 2012-25A CRR, 3.570%, (US0003M + 1.850%), 10/15/2027	250,421	0.1
250,000	(3)	Eaton Vance Clo 2015-1A A2R Ltd., 2.727%, (US0003M + 1.250%), 01/20/2030	249,952	0.0
99,750	(3)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	101,531	0.0
250,000	(3)	Gilbert Park CLO Ltd. 2017-1A A, 2.555%, (US0003M + 1.190%), 10/15/2030	251,217	0.1
55,806	(3)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	55,382	0.0
250,000	(3)	LCM XXIII Ltd. 23A A1, 3.145%, (US0003M + 1.400%), 10/20/2029	252,874	0.1
200,000	(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	194,950	0.0
250,000	(3)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.065%, (US0003M + 1.320%), 03/17/2030	254,335	0.1
250,000	(3)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.097%, (US0003M + 1.375%), 07/15/2029	252,498	0.1
130,000	(3)	OHA Loan Funding Ltd. 2015-1A AR, 3.249%, (US0003M + 1.410%), 08/15/2029	131,885	0.0
140,000	(3)	OHA Loan Funding Ltd. 2015-1A BR, 3.639%, (US0003M + 1.800%), 08/15/2029	140,440	0.0
250,000	(3)	Palmer Square CLO 2015-1A BR Ltd., 4.442%, (US0003M + 2.550%), 05/21/2029	251,827	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	(3)	Palmer Square CLO 2015-2A A1BR Ltd., 3.095%, (US0003M + 1.350%), 07/20/2030	$251,305	0.1
300,000	(3)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	301,795	0.1
200,000	(3)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	201,411	0.0
176,558	(3)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	176,739	0.0
170,000	(3)	Symphony CLO Ltd. 2012-9A AR, 3.172%, (US0003M + 1.450%), 10/16/2028	170,721	0.0
100,000	(3)	Symphony CLO Ltd. 2016-18A B, 3.545%, (US0003M + 1.800%), 01/23/2028	100,518	0.0
98,750	(3)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	99,492	0.0
24,688	(3)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	25,334	0.0
250,000	(3)	Thacher Park CLO Ltd. 2014-1A CR, 3.945%, (US0003M + 2.200%), 10/20/2026	250,103	0.1
250,000	(3)	THL Credit Wind River 2017-1A C CLO Ltd., 4.034%, (US0003M + 2.300%), 04/18/2029	251,690	0.1
250,000	(3)	THL Credit Wind River 2017-2A A CLO Ltd., 2.975%, (US0003M + 1.230%), 07/20/2030	251,495	0.1
210,000	(3)	THL Credit Wind River CLO Ltd. 2016-2A A, 3.273%, (US0003M + 1.500%), 11/01/2028	210,910	0.0
250,000	(3)	Tiaa Clo III Ltd 2017-2A A, 2.627%, (US0003M + 1.150%), 01/16/2031	250,969	0.1
200,000	(3)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	189,903	0.0
99,750	(3)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	98,662	0.0
			10,598,281	2.6

		Student Loan Asset-Backed Securities: 0.1%
25,816	(3)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	25,722	0.0
57,388	(3)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	57,055	0.0
63,211	(3)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	60,294	0.0
100,000	(3)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	94,822	0.0
40,843	(3)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	40,248	0.0
100,000	(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	97,705	0.0
100,000	(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	96,646	0.0
100,000	(3)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	99,581	0.1
			572,073	0.1

	Total Asset-Backed Securities
	(Cost $11,861,534)		11,922,983	2.9

	Total Long-Term Investments
	(Cost $365,039,475)		387,641,246	93.9

SHORT-TERM INVESTMENTS: 8.8%
		Securities Lending Collateral(10): 2.5%
506,641		Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $506,739, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $516,799, due 04/19/18-09/09/49)	506,641	0.1
2,458,623		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $2,459,108, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,507,796, due 03/31/18-02/20/68)	2,458,623	0.6

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(10) (continued)
2,458,623	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $2,459,156, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,507,795, due 11/15/42-05/15/43)	$2,458,623	0.6
2,458,623	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $2,459,084, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,507,796, due 06/30/19-09/09/49)	2,458,623	0.6
2,468,300	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $2,468,868, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,526,496, due 04/15/19-02/15/47)	2,468,300	0.6
		10,350,810	2.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 6.3%
25,790,000	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
		(Cost $25,790,000)	25,790,000	6.3

	Total Short-Term Investments
	(Cost $36,140,810)		36,140,810	8.8

	Total Investments in Securities (Cost $401,180,285)		$423,782,056	102.7
	Liabilities in Excess of Other Assets		(11,123,992)	(2.7)
	Net Assets		$412,658,064	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Step Bond. Interest rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Rate shown is the rate in effect as of March 31, 2018.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2018.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish New Lira

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$19,208,407	$4,756,763	$–	$23,965,170
Consumer Staples	11,846,816	4,630,233	–	16,477,049
Energy	10,942,562	1,201,348	–	12,143,910
Financials	29,156,798	9,773,969	–	38,930,767
Health Care	19,499,016	4,783,448	–	24,282,464
Industrials	19,146,891	7,442,356	–	26,589,247
Information Technology	33,965,376	2,964,345	–	36,929,721
Materials	6,132,632	3,405,842	–	9,538,474
Real Estate	7,323,661	1,723,614	–	9,047,275
Telecommunication Services	1,776,035	1,828,006	–	3,604,041
Utilities	6,337,795	1,597,781	–	7,935,576
Total Common Stock	165,335,989	44,107,705	–	209,443,694
Exchange-Traded Funds	48,235,851	–	–	48,235,851
Mutual Funds	36,480,151	–	–	36,480,151
Preferred Stock	44,284	310,626	–	354,910
Corporate Bonds/Notes	–	33,165,615	–	33,165,615
Collateralized Mortgage Obligations	–	12,014,815	–	12,014,815
U.S. Treasury Obligations	–	14,646,618	–	14,646,618
U.S. Government Agency Obligations	–	12,464,876	–	12,464,876
Asset-Backed Securities	–	11,922,983	–	11,922,983
Commercial Mortgage-Backed Securities	–	5,277,416	–	5,277,416
Foreign Government Bonds	–	3,634,317	–	3,634,317
Short-Term Investments	25,790,000	10,350,810	–	36,140,810
Total Investments, at fair value	$275,886,275	$147,895,781	$–	$423,782,056
Other Financial Instruments+
Centrally Cleared Swaps	–	236,542	–	236,542
Forward Foreign Currency Contracts	–	11,024	–	11,024
Forward Premium Swaptions	–	7,202	–	7,202
Futures	168,444	–	–	168,444
Total Assets	$276,054,719	$148,150,549	$–	$424,205,268
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(177,465)	$–	$(177,465)
Forward Foreign Currency Contracts	–	(36,517)	–	(36,517)
Futures	(742,767)	–	–	(742,767)
Total Liabilities	$(742,767)	$(213,982)	$–	$(956,749)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$-	$1,503,069	$-	$13,191	$1,516,260	$3,069	$-	$-
Voya Floating Rate Fund Class P	12,915,812	268,551	(908,485)	32,530	12,308,408	147,766	6,890	-
Voya High Yield Bond Fund - Class P	17,250,287	487,502	(887,925)	(391,907)	16,457,957	264,306	(18,045)	-
	$30,166,099	$2,259,122	$(1,796,410)	$(346,186)	$30,282,625	$415,141	$(11,155)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 129,000	PLN 441,549	Barclays Bank PLC	04/20/18	$(22)
USD 28,000	RUB 1,605,010	Barclays Bank PLC	04/20/18	47
HUF 45,937,551	USD 186,257	Barclays Bank PLC	04/20/18	(5,110)
USD 18,000	CZK 369,770	Barclays Bank PLC	04/20/18	73
USD 64,000	HUF 16,196,102	Barclays Bank PLC	04/20/18	133
USD 92,000	TRY 367,429	Barclays Bank PLC	04/20/18	(655)
HUF 1,270,732	USD 5,025	Barclays Bank PLC	04/20/18	(14)
USD 138,000	ZAR 1,630,684	Barclays Bank PLC	04/20/18	591

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB 1,023,837	USD 17,821	Barclays Bank PLC	04/20/18	$11
USD 179,577	HUF 46,056,156	Barclays Bank PLC	04/20/18	(2,037)
USD 25	RON 97	Barclays Bank PLC	04/20/18	–
USD 16,938	RUB 974,738	Barclays Bank PLC	04/20/18	(38)
USD 5,857	TRY 23,018	Barclays Bank PLC	04/20/18	53
MXN 165,216	USD 8,620	Barclays Bank PLC	05/18/18	403
USD 249,486	MXN 4,772,936	Barclays Bank PLC	05/18/18	(11,192)
COP 33,557	USD 12	Barclays Bank PLC	05/18/18	–
CLP 33,459,250	USD 55,000	Barclays Bank PLC	05/18/18	408
USD 132,710	CLP 79,572,812	Barclays Bank PLC	05/18/18	938
USD 129,000	MYR 503,681	Barclays Bank PLC	07/13/18	(1,258)
USD 120,583	IDR 1,682,971,172	Barclays Bank PLC	07/13/18	(1,036)
USD 120,000	THB 3,724,404	Barclays Bank PLC	07/13/18	483
ARS 615,234	USD 29,458	BNP Paribas	05/18/18	383
USD 984	PLN 3,360	Citibank N.A.	04/20/18	2
USD 4,613	HUF 1,161,296	Citibank N.A.	04/20/18	33
RON 97	USD 25	Citibank N.A.	04/20/18	1
USD 499,388	RUB 28,940,816	Citibank N.A.	04/20/18	(4,646)
USD 94,267	TRY 364,219	Citibank N.A.	04/20/18	2,422
USD 4,513	MXN 85,306	Citibank N.A.	05/18/18	(146)
USD 268,525	PEN 876,680	Citibank N.A.	05/18/18	(2,805)
USD 101,000	COP 289,069,070	Citibank N.A.	05/18/18	(2,341)
USD 147,000	MXN 2,748,840	Citibank N.A.	05/18/18	(3,130)
USD 175,000	IDR 2,427,337,500	Citibank N.A.	07/13/18	(409)
USD 37,000	RON 139,836	Goldman Sachs International	04/20/18	72
USD 138,000	BRL 458,160	Goldman Sachs International	05/18/18	(261)
USD 86,823	PLN 301,351	HSBC Bank USA N.A.	04/20/18	(1,233)
TRY 875	USD 227	JPMorgan Chase Bank N.A.	04/20/18	(7)
USD 5,906	RUB 334,889	JPMorgan Chase Bank N.A.	04/20/18	73
USD 406,931	BRL 1,335,709	JPMorgan Chase Bank N.A.	05/18/18	3,846
USD 29,664	ARS 615,234	JPMorgan Chase Bank N.A.	05/18/18	(177)
USD 132,688	CLP 79,572,812	JPMorgan Chase Bank N.A.	05/18/18	916
USD 12,764	BRL 41,845	Morgan Stanley	05/18/18	136
				$(25,493)

At March 31, 2018, the following futures contracts were outstanding for Voya Balanced Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	218	06/15/18	$16,690,080	$(505,084)
S&P 500 E-Mini	41	06/15/18	5,418,150	(130,363)
U.S. Treasury 10-Year Note	25	06/20/18	3,028,516	21,461
U.S. Treasury 2-Year Note	48	06/29/18	10,205,250	(3,090)
U.S. Treasury 5-Year Note	87	06/29/18	9,958,102	26,342
U.S. Treasury Long Bond	4	06/20/18	586,500	14,274
U.S. Treasury Ultra Long Bond	20	06/20/18	3,209,375	106,367
			$49,095,973	$(470,093)
Short Contracts
U.S. Treasury Ultra 10-Year Note	(56)	06/20/18	(7,272,125)	(104,230)
			$(7,272,125)	$(104,230)

At March 31, 2018, the following centrally cleared credit default swaps were outstanding for Voya Balanced Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Index, Series 29, Version 1	Buy	(5.000)	06/20/23	EUR	2,940,000	$(367,034)	$(15,764)
						$(367,034)	$(15,764)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 30, Version 1	Sell	5.000	06/20/23	USD	5,878,000	$354,608	$23,796
						354,608	$23,796

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At March 31, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.592%	Semi-Annual	03/28/20	USD	6,018,000	$1,974	$1,974
Pay	3-month USD-LIBOR	Quarterly	2.603	Semi-Annual	03/28/20	USD	7,182,000	4,408	4,408
Pay	3-month USD-LIBOR	Quarterly	1.785	Semi-Annual	10/13/22	USD	1,701,000	(67,519)	(67,519)
Pay	3-month USD-LIBOR	Quarterly	2.099	Semi-Annual	10/13/25	USD	58,000	(2,672)	(2,672)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD	612,000	(31,589)	(31,589)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD	729,000	(38,945)	(38,945)
Receive	3-month USD-LIBOR	Quarterly	1.036	Semi-Annual	10/13/18	USD	3,984,000	27,544	27,544
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD	7,138,000	91,933	91,933
Receive	3-month USD-LIBOR	Quarterly	2.865	Semi-Annual	03/28/20	USD	1,420,000	(11,278)	(11,278)
Receive	3-month USD-LIBOR	Quarterly	2.869	Semi-Annual	03/28/20	USD	1,190,000	(9,698)	(9,698)
Receive	3-month USD-LIBOR	Quarterly	1.453	Semi-Annual	10/13/20	USD	715,000	20,658	20,658
Receive	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD	221,000	11,309	11,309
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD	1,071,000	54,920	54,920
								$51,045	$51,045

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration	Unrealized Appreciation/(Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	2,150,000	$(115,025)	$3,353
Call on 5-year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	2,150,000	(116,531)	1,338
Call on 5-year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	2,150,000	(115,186)	2,511
								$(346,742)	$7,202

Currency Abbreviations
ARS	-	Argentine Peso
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$11,024
Interest rate contracts	Forward premium swaptions	7,202
Interest rate contracts	Futures contracts	168,444
Interest rate contracts	Interest rate swaps	212,746
Credit Contracts	Credit Default Swaps	23,796
Total Asset Derivatives		$423,212

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$36,517
Equity contracts	Futures contracts	635,447
Interest rate contracts	Futures contracts	107,320
Interest rate contracts	Interest rate swaps	161,701
Credit Contracts	Credit Default Swaps	15,764
Total Liability Derivatives		$956,749

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$3,140	$383	$2,458	$72	$-	$4,835	$-	$136	$11,024
Forward premium swaptions	3,353	-	-	-	-	-	-	3,849	-	7,202
Total Assets	$3,353	$3,140	$383	$2,458	$72	$-	$4,835	$3,849	$136	$18,226

Liabilities:
Forward foreign currency contracts	$-	$21,362	$-	$13,477	$261	$1,233	$184	$-	$-	$36,517
Total Liabilities	$-	$21,362	$-	$13,477	$261	$1,233	$184	$-	$-	$36,517

Net OTC derivative instruments by counterparty, at fair value	$3,353	$(18,222)	$383	$(11,019)	$(189)	$(1,233)	$4,651	$3,849	$136	$(18,291)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$3,353	$(18,222)	$383	$(11,019)	$(189)	$(1,233)	$4,651	$3,849	$136	$(18,291)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $403,479,000.

  Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$30,281,253
Gross Unrealized Depreciation	(10,380,017)

Net Unrealized Appreciation	$19,901,236

Item 2. Controls and Procedures.

(a)       Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)       There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Balanced Portfolio, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 24, 2018